SEGMENTED INFORMATION Schedule of property and equipment by geographical region (Details) - USD ($) $ in Thousands	Dec. 31, 2021	Dec. 31, 2020
PROPERTY AND EQUIPMENT BY GEOGRAPHICAL REGION
Property and equipment	$ 31,134	$ 31,412
Americas
PROPERTY AND EQUIPMENT BY GEOGRAPHICAL REGION
Property and equipment	25,519	23,357
Europe, Middle East and Africa
PROPERTY AND EQUIPMENT BY GEOGRAPHICAL REGION
Property and equipment	3,483	5,237
Asia-Pacific
PROPERTY AND EQUIPMENT BY GEOGRAPHICAL REGION
Property and equipment	$ 2,132	$ 2,818